CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Interest and dividend income:
Loans, including fees	¥ 982,402		¥ 947,983		¥ 936,574
Investments:
Interest	131,295		162,451		170,651
Dividends	72,052		63,329		71,579
Trading account assets	161,212		169,216		193,288
Call loans and funds sold	5,949		4,947		6,601
Receivables under resale agreements and securities borrowing transactions	36,281		57,220		39,684
Deposits	33,608		18,229		18,709
Total interest and dividend income	1,422,799		1,423,375		1,437,086
Interest expense:
Deposits	133,140		124,053		131,140
Debentures					385
Trading account liabilities	30,746		23,688		28,436
Call money and funds purchased	7,664		7,686		8,604
Payables under repurchase agreements and securities lending transactions	36,906		66,995		47,114
Other short-term borrowings	12,120		16,490		20,481
Long-term debt	180,989		173,939		179,799
Total interest expense	401,565		412,851		415,959
Net interest income	1,021,234		1,010,524		1,021,127
Provision (credit) for loan losses (Notes 4 and 5)	(126,230)		139,947		(23,044)
Net interest income after provision (credit) for loan losses	1,147,464		870,577		1,044,171
Noninterest income:
Fees and commissions (Note 26)	675,763		612,808		575,413
Foreign exchange gains (losses)-net (Note 27)	25,631	[1]	20,514	[1]	98,054	[1]
Trading account gains (losses)-net (Note 27)	(59,687)		534,100		333,315
Investment gains (losses)-net (Note 3)	265,531		121,159		(32,991)
Gains on disposal of premises and equipment	10,460		12,411		19,924
Other noninterest income (Note 22)	165,136		138,427		96,420
Total noninterest income	1,082,834		1,439,419		1,090,135
Noninterest expenses:
Salaries and employee benefits (Note 20)	586,737		572,301		587,332
General and administrative expenses	486,772		439,708		477,512
Impairment of goodwill (Note 7)	3,792				5,637
Occupancy expenses	172,566		171,697		174,788
Fees and commission expenses	122,419		109,018		107,898
Provision (credit) for losses on off-balance-sheet instruments (Note 23)	12,095		4,584		(1,203)
Other noninterest expenses (Notes 4 and 22)	119,574		127,508		119,507
Total noninterest expenses	1,503,955		1,424,816		1,471,471
Income before income tax expense	726,343		885,180		662,835
Income tax expense (Note 19)	226,108		4,024		13,878
Net income	500,235		881,156		648,957
Less: Net income (loss) attributable to noncontrolling interests	1,751		5,744		(7,432)
Net income attributable to MHFG shareholders	¥ 498,484		¥ 875,412		¥ 656,389
Earnings per common share (Note 18):
Basic net income per common share	¥ 20.33		¥ 36.05		¥ 28.07
Diluted net income per common share	¥ 19.64		¥ 34.47		¥ 26.78

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option is elected in accordance with ASC 825.